SCHEDULE OF SERIES B PREFERRED STOCK (Details) (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Preferred Stock, Shares Issued upon Conversion	600,000
Series B Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion		100
Preferred Stock, Voting Rights	Series B Preferred Stock is entitled to one (1) vote per share	Series B Preferred Stock is entitled to one (1) vote per share on all matters presented to stockholders for action. As a result,